Description of Business (Details)	3 Months Ended
	Mar. 31, 2020 terminal location	Dec. 31, 2019 terminal location	Dec. 31, 2018 terminal location
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of video gaming terminals | terminal	11,164	7,935	7,649
Number of video gaming locations | location	2,353	1,740	1,686
Number of Days Video Gaming Terminals Inoperable	15
Number of Video Gaming Days in Quarter	91
Percent of Days Inoperable During Quarter	16.00%
Number of Employees Furloughed	90.00%